VESSELS UNDER FINANCE LEASE, NET -Schedule of Finance Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Beginning balance	$ 777,939
Reclassification to 'Vessels, Rigs and Equipment, net'	(777,939)
Ending balance	0	$ 777,939
Accumulated Depreciation
Beginning balance	(204,485)
Depreciation	(31,192)
Reclassification to 'Vessels, Rigs and Equipment, net'	(235,677)
Ending balance	0	(204,485)
Vessels under Finance Lease, net
Beginning balance	573,454
Depreciation	(31,192)	(41,300)	$ (41,300)
Reclassification to 'Vessels, Rigs and Equipment, net'	(542,262)
Ending balance	$ 0	$ 573,454